Material Accounting Policies - Summary of Property, Plant and Equipment, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Buildings
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	8 ~ 40
Structures
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	5 ~ 50
Machinery
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	1 ~ 34
Vehicles
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	3 ~ 5
Loaded heavy water
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	30
Asset retirement costs
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	18, 30, 40, 60
Right-of-use assets
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	1 ~ 65
Ships
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	9
Others
Disclosure of useful life of property plant and equipment [Line Items]
Useful lives (years)	3 ~ 30